FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial instruments

27.	FINANCIAL INSTRUMENTS

Interest rate risk management

We may enter into financial instruments to reduce the risk associated with fluctuations in interest rates. We have entered into swaps that convert floating rate interest obligations to fixed rates, which from an economic perspective, hedge the interest rate exposure. The counterparties to such contracts are major banking and financial institutions. Credit risk exists to the extent that the counterparties are unable to perform under the contracts; however we do not anticipate non-performance by any of our counterparties. We do not hold or issue instruments for speculative or trading purposes.

We manage our debt portfolio with interest rate swap agreements in U.S. dollars to achieve an overall desired position of fixed and floating interest rates.

As of December 31, 2023 and 2022, we were party to the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below:

Instrument	Year end	Notional value	Maturity dates	Fixed interest rates
Interest rate swaps:
Receiving floating, pay fixed	2023	709,375	2024/2029	1.69% to 2.37%
Receiving floating, pay fixed	2022	740,000	2024/2029	1.69% to 2.37%

Foreign currency risk

The majority of our gross earnings are receivable in U.S. dollars. The majority of our transactions, assets and liabilities are denominated in U.S. dollars, our functional currency. However, we incur certain expenditure in other currencies. There is a risk that currency fluctuations will have a negative effect on the value of our cash flows.

Commodity price risk management

Although the LTA bills at a base rate of $60.00 per barrel over the contract term for 1.2 million tonnes out of the base capacity of 1.44 million tonnes of LNG, we bear no downside risk to the movement of oil prices should the oil price move below $60.00.
Pursuant to LTA Amendment 3, the remaining 0.22 million tonnes of LNG is linked to the TTF index and the Euro/U.S. Dollar foreign exchange movements.

We have entered into commodity swaps to economically hedge our exposure to a portion of FLNG Hilli’s tolling fee that is linked to the TTF index, by swapping variable cash receipts that are linked to the TTF index for anticipated future production volumes with fixed payments from our TTF swap counterparties. We have entered into master netting agreements with our counterparties and are subject to nominal credit risk as these transactions are settled on a daily margin basis with investment grade institutions.

Instrument	Year end	Notional quantity (MMBtu)	Maturity date	Fixed price/MMBtu
Commodity swap derivatives:
Receiving fixed, pay floating	2023	1,613,004	2024	$51.20
Receiving floating, pay fixed	2023	1,613,004	2024	$20.55
Receiving fixed, pay floating	2022	4,839,000	2023/2024	$49.50 to $51.20

Fair values of financial instruments

We recognize our fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on reliability of inputs used to determine fair value as follows:

Level 1: Quoted market prices in active markets for identical assets and liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

The carrying values and estimated fair values of our financial instruments at December 31, 2023 and 2022 are as follows:

		2023	2023	2022	2022
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Carrying value	Fair value
Non-Derivatives:
Cash and cash equivalents (1) (2)	Level 1	679,225	679,225	878,838	878,838
Restricted cash and short-term deposits (1) (3)	Level 1	92,245	92,245	134,043	134,043
Trade accounts receivable (3)	Level 1	38,915	38,915	41,545	41,545
Interest receivable from money-market deposits and bank accounts (3)	Level 1	3,929	3,929	3,617	3,617
Receivable from TTF linked commodity swap derivatives (3)	Level 1	7,581	7,581	4,638	4,638
Receivable from IRS derivatives (3)	Level 1	2,461	2,461	1,923	1,923
Investment in listed equity securities (4)	Level 1	—	—	224,788	224,788
Trade accounts payable (3)	Level 1	(7,454)	(7,454)	(8,983)	(8,983)
Assets held for sale	Level 2	—	—	721	721
Liabilities held for sale	Level 2	—	—	(373)	(373)
Current portion of long-term debt and short-term debt (3) (5) (6)	Level 2	(343,781)	(343,781)	(344,960)	(344,960)
Long-term debt (5) (6)	Level 2	(696,933)	(696,933)	(706,290)	(706,290)
Long-term debt - Unsecured Bonds (5) (7)	Level 1	(199,869)	(197,906)	(159,029)	(158,092)

Derivatives:
Oil and gas derivative instruments (8)	Level 2	159,611	159,611	378,979	378,979
Asset on IRS derivatives (9)	Level 2	39,387	39,387	54,970	54,970
Asset on TTF linked commodity swap derivatives (9)	Level 2	48,079	48,079	113,368	113,368
(1) These instruments carrying value is highly liquid and is a reasonable estimate of fair value.
(2) Included within cash and cash equivalents of $679.2 million and $878.8 million are $481.7 million and $634.2 million cash held in short-term money-market deposits as of December 31, 2023 and 2022, respectively. During year December 31, 2023 and 2022, we earned interest income on short-term money-market deposits of $33.8 million and $7.6 million, respectively.

(3) These instruments are considered to be equal to their estimated fair value because of their near term maturity.

(4) Investment in listed equity securities refers to our former NFE Shares (note 16) wherein fair value was based on the NFE closing share price as of the balance sheet date.

(5) Our debt obligations are recorded at amortized cost in the consolidated balance sheets. The amounts presented in the table are gross of the deferred charges amounting to $23.9 million and $21.0 million at December 31, 2023 and 2022, respectively.

(6) The estimated fair values for both the floating long-term debt and short-term debt are considered to be equal to the carrying value since they bear variable interest rates, which are adjusted on a quarterly basis.

(7) The estimated fair values of our Unsecured Bonds are based on their quoted market prices as of the balance sheet.

(8) The fair value of the oil and gas derivative instruments is determined using the estimated discounted cash flows of the additional payments due to us as a result of oil and gas prices moving above the contractual floor price over the remaining term of the LTA. Significant inputs used in the valuation of the oil and gas derivative instruments include the Euro/U.S. Dollar exchange rates based on the forex forward curve for the gas derivative instrument and management’s estimate of an appropriate discount rate and the length of time necessary to blend the long-term and short-term oil and gas prices obtained from quoted prices in active markets.

(9) The fair value of certain derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the balance sheet date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties. The credit exposure of certain derivative instruments is represented by the fair value of contracts with a positive value at the end of each period, reduced by the effects of master netting arrangements.

The following methods and assumptions were used to estimate the fair value of our other classes of financial instruments:

•The carrying values of loan receivables and working capital facilities approximate fair values because of the near-term maturity of these instruments (note 16, 23 and 28). These instruments are classified within Level 1 of the fair value hierarchy.
•Our pension plan assets are primarily invested in funds holding equity and debt securities, which are valued at quoted market price (note 25). These plan assets are classified within Level 1 of the fair value hierarchy.
The following table summarizes the fair value of our derivative instruments on a gross basis (none of which have been designated as hedges) recorded in our consolidated balance sheets as of December 31, 2023 and 2022:

	Balance sheet classification	2023	2022
(in thousands of $)
Asset derivatives
Oil derivative instrument	Other non-current assets (note 20)	105,948	182,795
Gas derivative instrument	Other non-current assets (note 20)	53,663	196,184
Commodity swaps	Other current assets and other non-current assets (note 16 and note 20)	48,079	113,368
Interest rate swaps	Other current assets and other non-current assets (note 16 and note 20)	39,387	54,970
Total asset derivatives		247,077	547,317

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents and restricted cash to the extent that substantially all of the amounts are carried with Nordea Bank ABP, DNB Bank ASA, Citibank NA, SCB, DBS Bank Ltd, ABN Amro Bank NV, Internationale Nederlanden Groep Bank (“ING Bank N.V”) and Danske Bank A/S. However, we believe this risk is remote, as they are established and reputable financial institutions with no prior history of default and with investment grade credit ratings.
There is a concentration of financing risk with respect to our long-term debt to the extent that a substantial amount of our long-term debt is carried with ABN Amro Bank NV, Clifford Capital, ING Bank N.V, DBS Bank Ltd, Intesa Sanpaolo, Oversea-Chinese Banking Corp, SCB as well as with the CSSC entity in regards to our sale and leaseback arrangement on the FLNG Hilli (note 5). We believe these counterparties to be sound financial institutions, with investment grade credit ratings. Therefore, we believe this risk of default is remote.

We also have equity method investment in Avenir, as of December 31, 2023, with carrying values recorded in our balance sheet of $35.7 million (note 17). Accordingly, the value of our investment and our share of the net results generated from Avenir are subject to specific risks associated with their business. In the event the fair value of the investments falls below the carrying values and they are determined to be other-than-temporary, we would be required to recognize an impairment loss.

A concentration of supplier risk exists with Scanrise Marine Pte Ltd and Nuovo Pignone International S.R.L (“Nuovo”) in relation to the FLNG Gimi, moored at the GTA field offshore Mauritania and Senegal, ready for connection. A further concentration of supplier risk exists in relation to the Mark II project conversion with Kanfa AS, B&V, Nuovo, Siemens Energy AG, Chart Energy, Howden Turbo UK Ltd., and Meggitt PLC (Heatric). We believe this risk is remote as they are all globally reputable engineering, procurement and construction companies.